Revenue Recognition (Details) - Schedule of deferred revenues from contracts with customers (Parentheticals) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021
Schedule Of Deferred Revenues From Contracts With Customers Abstract
Net of allowance for credit losses	$ 5,416	$ 5,071	$ 3,967